ACQUISITIONS (Grand River Gathering) (Details) (USD $)	12 Months Ended			0 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 27, 2011 Grand River Gathering, LLC mi hp	Dec. 31, 2011 Grand River Gathering, LLC	Oct. 27, 2011 Minimum Grand River Gathering, LLC	Oct. 27, 2011 Maximum Grand River Gathering, LLC	Oct. 27, 2011 Weighted Average Grand River Gathering, LLC	Oct. 27, 2011 Sponsors Grand River Gathering, LLC	Oct. 27, 2011 Gas gathering agreement contract intangibles Grand River Gathering, LLC	Oct. 27, 2011 Rights-of-way Grand River Gathering, LLC	Jun. 30, 2012 Purchase Price Allocation Adjustments Grand River Gathering, LLC	Jun. 30, 2012 Construction in progress Purchase Price Allocation Adjustments Grand River Gathering, LLC
Business Acquisition [Line Items]
Useful lives						10 years	25 years	12 years 9 months
Length of pipeline acquired (in miles)				260
Capacity of compression facilities acquired (in horsepower)				90,000
Equity contribution	$ 0	$ 0	$ 425,000,000	$ 410,000,000
Proceeds from promissory notes									200,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase price				590,210,000
Property, plant, and equipment				295,240,000									(4,700,000)
Intangible assets										244,100,000	8,016,000	(37,900,000)
Total assets acquired				547,356,000
Deferred revenue				1,770,000
Other current liabilities				854,000
Total liabilities assumed				2,624,000
Net identifiable assets acquired				544,732,000
Goodwill	$ 115,888,000	$ 45,478,000	$ 45,478,000	$ 45,478,000	$ 45,500,000